Interest bearing loans and borrowings - Summary Of The Inputs Into The Model Used To Fair Value The Embedded Derivative (Detail)	Jun. 30, 2020 yr £ / shares	Jun. 03, 2020 yr £ / shares
Disclosure Of The Inputs Into The Model Used To Fair Value The Embedded Derivative [Abstract]
Expected volatility (%)	61.00%	61.00%
Risk-free interest rate (%)	0.19%	0.27%
Credit spread %	1,858.5	2,014.5
Expected life of share options (years) | yr	3	3
Market price of ordinary shares (£) | £ / shares	£ 0.46	£ 0.19
Probability of resolutions passing (%)	100.00%	90.00%
Model used	Discounted Cash flow/Black Scholes model	Discounted Cash flow/Black Scholes model